DIGITAL ASSETS	6 Months Ended
Mar. 31, 2026
DIGITAL ASSETS
DIGITAL ASSETS

NOTE D — DIGITAL ASSETS

The following table sets forth for the units held, costs basis, and fair value of digital assets held, as shown on the condensed consolidated balance sheet as of March 31, 2026:

Digital Assets	Number of
held:	Tokens	Cost	Fair value
BNB	2,186	$2,345,971	$1,335,076

Cost basis is equal to the cost of the digital asset, net of any transaction fees, if any, at the time of purchase or upon receipt.  Digital assets are measured at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement, using a quoted price in active markets (Level 1 inputs).  Fair Value presents the quoted prices on a principal market at midnight UTC on the  measurement date.

The following table summarizes the Company's digital asset holdings as of:

March 31, 2026
(unaudited)
Fair Value on - October 1, 2025	$—
Purchases	8,866,384
Transfer to custodian - derecognized	(4,025,456)
Loss from fair value measurement of BNB	(3,505,852)
Ending balance -March 31, 2026	$1,335,076

NOTE D — DIGITAL ASSETS, continued

During the three and six months ended March 31, 2026, the Company transferred 6,077 BNB tokens to Hex Trust  in connection with a written call option arrangement. Under the terms of the custody agreement, legal title to the tokens transferred to the custodian, who retains rehypothecation rights. The Company retains the right to receive equivalent tokens upon expiration of the underlying option. Accordingly, the BNB tokens have been derecognized and a receivable has been recorded representing the Company's right to the return of equivalent tokens.  During the three and six months ended March 31, 2026 the Company recorded $2,496,609 as a realized loss for the derecognition of the digital assets that were transferred to the custodian.  This realized loss in included in Loss from change in fair value of digital assets in the accompanying condensed consolidated statement of operations.